UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, Ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: May 1, 2016 – July 31, 2016

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (6.9%)
Internet & Catalog Retail (6.9%)
Amazon.com, Inc.(a)	23,345	$17,714,419

ENERGY (0.8%)
Energy Equipment & Services (0.8%)
Transocean, Ltd.	195,000	2,143,050

FINANCIALS (32.3%)
Capital Markets (7.5%)
The Charles Schwab Corp.	481,900	13,695,598
State Street Corp.	83,500	5,492,630
		19,188,228
Commercial Banks (14.3%)
CIT Group, Inc.	190,400	6,580,224
TCF Financial Corp.	529,000	7,189,110
US Bancorp	320,000	13,494,400
Wells Fargo & Co.	193,000	9,258,210
		36,521,944
Diversified Financial Services (7.2%)
JPMorgan Chase & Co.	289,400	18,512,918

Insurance (3.3%)
Chubb, Ltd.	67,500	8,455,050

HEALTH CARE (14.6%)
Biotechnology (7.3%)
Amgen, Inc.	108,000	18,579,240

Health Care Equipment & Supplies (0.4%)
CR Bard, Inc.	4,150	928,480

Health Care Providers & Services (3.0%)
Express Scripts Holding Co.(a)	100,000	7,607,000

Pharmaceuticals (3.9%)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	189,000	10,111,500

INDUSTRIALS (3.8%)
Air Freight & Logistics (3.8%)
United Parcel Service, Inc. - Class B	90,000	9,729,000

INFORMATION TECHNOLOGY (40.9%)
Communications Equipment (9.6%)
Cisco Systems, Inc.	597,000	18,226,410
Qualcomm, Inc.	102,100	6,389,418
		24,615,828
Internet Software & Services (12.4%)
Alphabet, Inc. - Class A(a)	14,130	11,181,634
Alphabet, Inc. - Class C(a)	16,495	12,681,191
Facebook, Inc. - Class A(a)	14,000	1,735,160
Salesforce.com, Inc.(a)	75,800	6,200,440
		31,798,425
IT Services (7.2%)
Cognizant Technology Solutions Corp. - Class A(a)	146,700	8,433,783

Security Description	Shares	Value
IT Services (continued)
International Business Machines Corp.	61,900	$9,942,378
		18,376,161
Semiconductors & Semiconductor Equipment (9.7%)
KLA-Tencor Corp.	179,800	13,612,658
Xilinx, Inc.	220,000	11,237,600
		24,850,258
Software (2.0%)
Symantec Corp.	247,000	5,046,210

TOTAL COMMON STOCKS
(Cost $221,818,126)		254,177,711

SHORT TERM INVESTMENTS (0.8%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $1,956,577 and a collateral value of $2,024,932.	1,985,210	$1,985,210

TOTAL SHORT TERM INVESTMENTS
(Cost $1,985,210)		1,985,210

TOTAL INVESTMENTS - (100.1%)
(Cost $223,803,336)		$256,162,921

Liabilities in Excess of Other Assets - (-0.1%)		(138,494)

NET ASSETS - (100.0%)		$256,024,428

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (11.6%)
Auto Components (1.7%)
Gentex Corp.	102,000	$1,802,340

Internet & Catalog Retail (3.5%)
Amazon.com, Inc.(a)	4,700	3,566,407

Media (6.4%)
The Interpublic Group of Cos., Inc.	129,000	2,974,740
Twenty-First Century Fox, Inc. - Class A	34,000	905,760
Twenty-First Century Fox, Inc. - Class B	101,100	2,732,733
		6,613,233
CONSUMER STAPLES (5.4%)
Beverages (5.4%)
PepsiCo, Inc.	51,500	5,609,380

ENERGY (3.7%)
Energy Equipment & Services (1.9%)
Nabors Industries, Ltd.	189,100	1,701,900
Transocean, Ltd.	25,000	274,750
		1,976,650
Oil, Gas & Consumable Fuels (1.8%)
Royal Dutch Shell PLC - Sponsored ADR - Class A	34,694	1,796,802

FINANCIALS (39.3%)
Capital Markets (10.3%)
The Bank of New York Mellon Corp.	125,500	4,944,700
The Charles Schwab Corp.	199,251	5,662,714
		10,607,414
Commercial Banks (17.4%)
CIT Group, Inc.	65,500	2,263,680
First Bancorp	50,135	938,527
Great Southern Bancorp, Inc.	53,345	2,091,124
International Bancshares Corp.	99,500	2,728,290
SunTrust Banks, Inc.	89,300	3,776,497
Wells Fargo & Co.	130,200	6,245,694
		18,043,812
Consumer Finance (4.2%)
Capital One Financial Corp.	64,400	4,319,952

Insurance (7.4%)
Assurant, Inc.	15,500	1,286,655
Everest Re Group, Ltd.	14,800	2,797,348
The Travelers Cos., Inc.	31,000	3,602,820
		7,686,823
INDUSTRIALS (6.2%)
Aerospace & Defense (0.8%)
Raytheon Co.	5,700	795,321

Electrical Equipment (2.1%)
EnerSys	34,617	2,158,370

Machinery (3.3%)
Parker-Hannifin Corp.	30,500	3,482,795

Security Description	Shares	Value
INFORMATION TECHNOLOGY (32.5%)
Electronic Equipment & Instruments (3.4%)
Flextronics International, Ltd.(a)	277,000	$3,509,590

Internet Software & Services (11.1%)
Alphabet, Inc. - Class A(a)	3,500	2,769,690
Alphabet, Inc. - Class C(a)	3,509	2,697,684
eBay, Inc.(a)	129,000	4,019,640
IAC/InterActive Corp.	34,256	1,985,478
		11,472,492
IT Services (12.4%)
Amdocs, Ltd.	75,772	4,422,054
Paychex, Inc.	89,549	5,308,464
The Western Union Co.	154,000	3,080,000
		12,810,518
Semiconductors & Semiconductor Equipment (5.6%)
KLA-Tencor Corp.	32,400	2,453,004
Xilinx, Inc.	65,500	3,345,740
		5,798,744
MATERIALS (0.6%)
Metals & Mining (0.6%)
Teck Resources, Ltd. - Class B	38,814	618,307

TOTAL COMMON STOCKS
(Cost $87,953,219)		102,668,950

SHORT TERM INVESTMENTS (0.7%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $706,462 and a collateral value of $731,143.	716,801	$716,801

TOTAL SHORT TERM INVESTMENTS
(Cost $716,801)		716,801

TOTAL INVESTMENTS - (100.0%)
(Cost $88,670,020)		$103,385,751

Assets in Excess of Other Liabilities - (0.0%)(b)		18,761

NET ASSETS - (100.0%)		$103,404,512

(a)	Non-income producing security.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.8%)
CONSUMER DISCRETIONARY (10.0%)
Hotels, Restaurants & Leisure (3.4%)
Wyndham Worldwide Corp.	3,445	$244,664

Media (6.6%)
Discovery Communications, Inc. - Class A(a)	7,800	195,702
Liberty Media Corp. - Class A(a)	1,725	39,157
Liberty SiriusXM Group - Class A(a)	6,900	246,675
		481,534
CONSUMER STAPLES (3.4%)
Beverages (3.4%)
Molson Coors Brewing Co. - Class B	2,400	245,184

ENERGY (1.7%)
Energy Equipment & Services (1.7%)
Weatherford International PLC(a)	21,590	122,631

FINANCIALS (14.1%)
Commercial Banks (4.1%)
SunTrust Banks, Inc.	7,200	304,488

Consumer Finance (6.2%)
Capital One Financial Corp.	3,250	218,010
Synchrony Financial(a)	8,350	232,798
		450,808
Insurance (3.8%)
The Hartford Financial Services Group, Inc.	6,950	276,958

HEALTH CARE (6.3%)
Life Sciences Tools & Services (3.2%)
Illumina, Inc.(a)	1,400	232,890

Pharmaceuticals (3.1%)
Jazz Pharmaceuticals PLC(a)	1,500	226,455

INDUSTRIALS (8.6%)
Aerospace & Defense (4.4%)
L-3 Communications Holdings, Inc.	2,150	326,005

Professional Services (4.2%)
Nielsen Holdings PLC	5,650	304,309

INFORMATION TECHNOLOGY (54.7%)
Communications Equipment (3.6%)
F5 Networks, Inc.(a)	2,150	265,353

Computers & Peripherals (2.9%)
Western Digital Corp.	4,395	208,806

Internet Software & Services (5.6%)
Salesforce.com, Inc.(a)	5,000	409,000

IT Services (12.9%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	160,972
Computer Sciences Corp.	5,650	270,239

Security Description	Shares	Value
IT Services (continued)
CSRA, Inc.	5,650	$152,098
Vantiv, Inc. - Class A(a)	6,550	358,744
		942,053
Semiconductors & Semiconductor Equipment (9.1%)
Broadcom, Ltd.	130	21,057
Linear Technology Corp.	5,500	329,945
Xilinx, Inc.	6,150	314,142
		665,144
Software (14.0%)
Autodesk, Inc.(a)	4,200	249,690
CA, Inc.	9,950	344,768
Check Point Software Technologies, Ltd.(a)	3,000	230,640
Symantec Corp.	9,700	198,171
		1,023,269
Technology Hardware, Storage & Peripherals (6.6%)
NetApp, Inc.	8,755	230,694
Seagate Technology PLC	7,710	246,952
		477,646
TOTAL COMMON STOCKS
(Cost $5,452,365)		7,207,197

SHORT TERM INVESTMENTS (1.3%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $92,947 and a collateral value of $96,194.	94,307	$94,307

TOTAL SHORT TERM INVESTMENTS
(Cost $94,307)		94,307

TOTAL INVESTMENTS - (100.1%)
(Cost $5,546,672)		$7,301,504

Liabilities in Excess of Other Assets - (-0.1%)		(10,383)

NET ASSETS - (100.0%)		$7,291,121

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.3%)
CONSUMER DISCRETIONARY (5.4%)
Specialty Retail (5.4%)
Abercrombie & Fitch Co. - Class A	20,450	$423,519
Guess? Inc.	17,950	264,224
		687,743
ENERGY (2.6%)
Energy Equipment & Services (2.6%)
Atwood Oceanics, Inc.	31,550	336,954

FINANCIALS (22.4%)
Capital Markets (6.7%)
Calamos Asset Management, Inc. - Class A	20,700	144,072
Cowen Group, Inc. - Class A(a)	86,900	271,128
Janus Capital Group, Inc.	29,400	443,940
		859,140
Commercial Banks (9.6%)
PrivateBancorp, Inc.	12,300	543,660
Union Bankshares Corp.	14,050	377,102
Zions Bancorporation	10,800	301,104
		1,221,866
Insurance (6.1%)
Assurant, Inc.	6,350	527,114
CNO Financial Group, Inc.	14,000	243,180
		770,294
HEALTH CARE (13.0%)
Biotechnology (3.5%)
United Therapeutics Corp.(a)	3,650	441,686

Health Care Providers & Services (6.6%)
Amsurg Corp.(a)	5,450	408,804
Magellan Health, Inc.(a)	6,350	434,785
		843,589
Heath Care Technology (2.9%)
Quality Systems, Inc.	29,500	362,260

INDUSTRIALS (10.1%)
Aerospace & Defense (4.3%)
TASER International, Inc.(a)	18,895	547,199

Construction & Engineering (2.8%)
Argan, Inc.	7,650	352,895

Machinery (3.0%)
Kadant, Inc.	7,010	385,129

INFORMATION TECHNOLOGY (43.1%)
Electronic Equipment & Instruments (9.5%)
Dolby Laboratories, Inc. - Class A	7,200	362,232
Fabrinet(a)	14,320	540,723
Hollysys Automation Technologies, Ltd.(a)	15,500	303,645
		1,206,600
Electronic Equipment, Instruments (1.9%)
II-VI, Inc.(a)	12,205	245,321

Security Description	Shares	Value
Internet Software & Services (3.0%)
MercadoLibre, Inc.	2,500	$382,700

Semiconductors & Semiconductor Equipment (16.1%)
Advanced Energy Industries, Inc.(a)	14,450	588,404
Ambarella, Inc.(a)	5,430	314,831
Cirrus Logic, Inc.(a)	15,900	772,581
Kulicke & Soffa Industries, Inc.(a)	29,700	373,032
		2,048,848
Software (12.6%)
FireEye, Inc.(a)	23,005	400,747
Fortinet, Inc.(a)	14,950	518,615
VASCO Data Security International, Inc.(a)	21,035	351,495
Verint Systems, Inc.(a)	9,170	323,426
		1,594,283
MATERIALS (2.7%)
Forest Products & Paper (2.7%)
Mercer International, Inc.	42,840	338,008

TOTAL COMMON STOCKS
(Cost $9,460,303)		12,624,515

SHORT TERM INVESTMENTS (0.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $49,747 and a collateral value of $51,485.	50,475	$50,475

TOTAL SHORT TERM INVESTMENTS
(Cost $50,475)		50,475

TOTAL INVESTMENTS - (99.7%)
(Cost $9,510,778)		$12,674,990

Assets in Excess of Other Liabilities - (0.3%)		43,497

NET ASSETS - (100.0%)		$12,718,487

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (3.0%)
Internet & Catalog Retail (3.0%)
Amazon.com, Inc.(a)	6,050	$4,590,801

INDUSTRIALS (5.6%)
Aerospace & Defense (5.6%)
Huntington Ingalls Industries, Inc.	38,466	6,638,462
Northrop Grumman Corp.	9,850	2,133,806
		8,772,268
INFORMATION TECHNOLOGY (89.7%)
Communications Equipment (9.9%)
Cisco Systems, Inc.	243,000	7,418,790
Juniper Networks, Inc.	136,000	3,085,840
Qualcomm, Inc.	77,000	4,818,660
		15,323,290
Computers & Peripherals (5.6%)
Apple, Inc.	42,420	4,420,588
HP, Inc.	151,500	2,122,515
Western Digital Corp.	45,000	2,137,950
		8,681,053
Electronic Equipment & Instruments (9.1%)
Arrow Electronics, Inc.(a)	38,375	2,551,554
Corning, Inc.	170,000	3,777,400
Flextronics International, Ltd.(a)	75,000	950,250
Ingram Micro, Inc. - Class A	154,600	5,293,504
Keysight Technologies, Inc.(a)	54,000	1,578,960
		14,151,668
Internet Software & Services (11.4%)
Alphabet, Inc. - Class A(a)	5,100	4,035,834
Alphabet, Inc. - Class C(a)	6,016	4,625,041
eBay, Inc.(a)	115,000	3,583,400
Facebook, Inc. - Class A(a)	17,525	2,172,048
IAC/InterActive Corp.	56,100	3,251,556
		17,667,879
IT Services (12.3%)
Accenture PLC - Class A	36,400	4,106,284
Alliance Data Systems Corp.(a)	14,700	3,404,814
Computer Sciences Corp.	52,700	2,520,641
CSG Systems International, Inc.	16,519	665,055
CSRA, Inc.	59,000	1,588,280
International Business Machines Corp.	26,400	4,240,368
Total System Services, Inc.	47,500	2,418,700
Visa, Inc. - Class A	2,000	156,100
		19,100,242
Semiconductors & Semiconductor Equipment (17.2%)
Intel Corp.	167,300	5,832,078
KLA-Tencor Corp.	67,600	5,117,996
Marvell Technology Group, Ltd.	258,400	3,036,200
NVIDIA Corp.	134,000	7,651,400
Xilinx, Inc.	98,900	5,051,812
		26,689,486
Software (19.9%)
CA, Inc.	102,000	3,534,300
Check Point Software Technologies, Ltd.(a)	57,000	4,382,160
Microsoft Corp.	109,700	6,217,796
Oracle Corp.	156,100	6,406,344

Security Description	Shares	Value
Software (continued)
Red Hat, Inc.(a)	41,600	$3,132,064
Symantec Corp.	126,000	2,574,180
Synopsys, Inc.(a)	86,900	4,706,504
		30,953,348
Technology Hardware, Storage & Peripherals (4.3%)
EMC Corp.	59,700	1,688,316
Hewlett Packard Enterprise Co.	127,500	2,680,050
NetApp, Inc.	89,500	2,358,325
		6,726,691
TOTAL COMMON STOCKS
(Cost $107,028,919)		152,656,726

SHORT TERM INVESTMENTS (2.2%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $3,362,750 and collateral value of $3,480,231.	3,411,962	$3,411,962

TOTAL SHORT TERM INVESTMENTS
(Cost $3,411,962)		3,411,962

TOTAL INVESTMENTS - (100.5%)
(Cost $110,440,881)		$156,068,688

Liabilities in Excess of Other Assets - (-0.5%)		(774,963)

NET ASSETS - (100.0%)		$155,293,725

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.6%)
HEALTH CARE (4.8%)
Health Care Technology (1.9%)
Computer Programs & Systems, Inc.	15,695	$622,150

Life Sciences Tools & Services (2.9%)
Illumina, Inc.(a)	5,800	964,830

INFORMATION TECHNOLOGY (91.8%)
Communications Equipment (8.8%)
F5 Networks, Inc.(a)	7,150	882,453
Palo Alto Networks, Inc.(a)	5,900	772,251
Qualcomm, Inc.	20,215	1,265,055
		2,919,759
Computers & Peripherals (8.4%)
Apple, Inc.	18,200	1,896,622
Western Digital Corp.	19,165	910,529
		2,807,151
Electronic Equipment & Instruments (3.6%)
Arrow Electronics, Inc.(a)	18,000	1,196,820

Internet (2.6%)
AVG Technologies NV(a)	34,350	849,475

Internet Software & Services (12.1%)
Blucora, Inc.(a)	31,535	321,973
MercadoLibre, Inc.	6,900	1,056,252
Salesforce.com, Inc.(a)	21,085	1,724,753
Shutterstock, Inc.(a)	16,880	929,919
		4,032,897
IT Services (10.6%)
Alliance Data Systems Corp.(a)	4,550	1,053,871
Cognizant Technology Solutions Corp. - Class A(a)	9,600	551,904
Computer Sciences Corp.	19,950	954,209
CSRA, Inc.	19,950	537,054
Perficient, Inc.(a)	19,165	425,846
		3,522,884
Semiconductors & Semiconductor Equipment (19.1%)
Ambarella, Inc.(a)	15,275	885,645
Cirrus Logic, Inc.(a)	38,200	1,856,138
Lam Research Corp.	12,950	1,162,521
PDF Solutions, Inc.(a)	20,330	335,445
Silicon Motion Technology Corp. - ADR	41,000	2,119,700
		6,359,449
Software (20.7%)
Barracuda Networks, Inc.(a)	33,345	736,257
CA, Inc.	45,100	1,562,715
Citrix Systems, Inc.(a)	9,800	873,474
FireEye, Inc.(a)	32,690	569,460
Fortinet, Inc.(a)	34,760	1,205,824
QAD, Inc. - Class A	12,380	234,230
Qualys, Inc.(a)	23,700	743,943
VASCO Data Security International, Inc.(a)	58,390	975,697
		6,901,600
Technology Hardware, Storage & Peripherals (3.7%)
EMC Corp.	43,100	1,218,868

Security Description	Shares	Value
Telecommunications (2.2%)
Infoblox, Inc.(a)	39,750	$744,120

TOTAL COMMON STOCKS
(Cost $21,191,479)		32,140,003

SHORT TERM INVESTMENTS (4.1%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $1,345,414 and a collateral value of $1,392,418.	1,365,104	$1,365,104

TOTAL SHORT TERM INVESTMENTS
(Cost $1,365,104)		1,365,104

TOTAL INVESTMENTS - (100.7%)
(Cost $22,556,583)		$33,505,107

Liabilities in Excess of Other Assets - (-0.7%)		(247,197)

NET ASSETS - (100.0%)		$33,257,910

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments
As of July 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.7%)
HEALTH CARE (97.5%)
Biotechnology (10.2%)
Amgen, Inc.	26,200	$4,507,186
Biogen, Inc.(a)	5,900	1,710,587
		6,217,773
Health Care Equipment & Supplies (18.0%)
Becton Dickinson and Co.	14,100	2,481,600
CR Bard, Inc.	11,700	2,617,641
Halyard Health, Inc.(a)	8,000	276,720
Medtronic PLC	16,996	1,489,359
St Jude Medical, Inc.	22,500	1,868,400
Stryker Corp.	19,100	2,220,948
		10,954,668
Health Care Providers & Services (39.1%)
Aetna, Inc.	14,700	1,693,587
Anthem, Inc.	17,300	2,272,182
Cardinal Health, Inc.	37,100	3,101,560
Cigna Corp.	11,700	1,508,832
DaVita HealthCare Partners, Inc.(a)	25,900	2,008,286
Express Scripts Holding Co.(a)	28,800	2,190,816
McKesson Corp.	13,250	2,577,920
Owens & Minor, Inc.	68,680	2,452,563
Quest Diagnostics, Inc.	20,500	1,770,380
UnitedHealth Group, Inc.	12,700	1,818,640
VCA, Inc.(a)	33,300	2,375,622
		23,770,388
Life Sciences Tools & Services (9.3%)
Bio-Techne Corp.	8,900	1,000,538
Charles River Laboratories International, Inc.(a)	22,800	2,004,804
Waters Corp.(a)	16,700	2,654,131
		5,659,473
Pharmaceuticals (20.9%)
AstraZeneca PLC - Sponsored ADR	29,000	990,060
Eli Lilly & Co.	16,500	1,367,685
GlaxoSmithKline PLC - Sponsored ADR	47,900	2,158,853
Johnson & Johnson	14,700	1,840,881
Merck & Co., Inc.	40,100	2,352,266
Sanofi - ADR	43,592	1,858,327
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	40,500	2,166,750
		12,734,822
INFORMATION TECHNOLOGY (1.2%)
Electronic Equipment & Instruments (1.2%)
Keysight Technologies, Inc.(a)	24,500	716,380

TOTAL COMMON STOCKS
(Cost $38,745,738)		60,053,504

Security Description	Shares	Value

SHORT TERM INVESTMENTS (1.5%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 07/29/16 and maturing 08/01/16, collateralized by U.S. Treasury Securities with rates ranging from 0.875% to 3.375% and with maturity dates ranging from 08/15/17 to 08/31/20 with a par value of $924,604 and with a collateral value of $956,906.	938,135	$938,135

TOTAL SHORT TERM INVESTMENTS
(Cost $938,135)		938,135

TOTAL INVESTMENTS - (100.2%)
(Cost $39,683,873)		$60,991,639

Liabilities in Excess of Other Assets - (-0.2%)		(116,834)

NET ASSETS - (100.0%)		$60,874,805

(a)	Non-income producing security.

The accompanying notes are an integral part of the quarterly schedules of investments.

Notes to Quarterly Schedules of Investments

As of July 31, 2016 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$223,803,336	$51,379,260	$(19,019,675)	$32,359,585
Pin Oak Equity Fund	88,674,901	19,548,936	(4,838,086)	14,710,850
Rock Oak Core Growth Fund	5,546,672	2,198,002	(443,170)	1,754,832
River Oak Discovery Fund	9,510,778	3,995,096	(830,884)	3,164,212
Red Oak Technology Select Fund	110,447,974	49,476,572	(3,855,858)	45,620,714
Black Oak Emerging Technology Fund	22,556,583	11,232,117	(283,593)	10,948,524
Live Oak Health Sciences Fund	39,683,873	21,844,827	(537,061)	21,307,766

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$254,177,711	$–	$–	$254,177,711
Short Term Investments	–	1,985,210	–	1,985,210
Total	$254,177,711	$1,985,210	$–	$256,162,921

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$102,668,950	$–	$–	$102,668,950
Short Term Investments	–	716,801	–	716,801
Total	$102,668,950	$716,801	$–	$103,385,751

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$7,207,197	$–	$–	$7,207,197
Short Term Investments	–	94,307	–	94,307
Total	$7,207,197	$94,307	$–	$7,301,504

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$12,624,515	$–	$–	$12,624,515
Short Term Investments	–	50,475	–	50,475
Total	$12,624,515	$50,475	$–	$12,674,990

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$152,656,726	$–	$–	$152,656,726
Short Term Investments	–	3,411,962	–	3,411,962
Total	$152,656,726	$3,411,962	$–	$156,068,688

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$32,140,003	$–	$–	$32,140,003
Short Term Investments	–	1,365,104	–	1,365,104
Total	$32,140,003	$1,365,104	$–	$33,505,107

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$60,053,504	$–	$–	$60,053,504
Short Term Investments	–	938,135	–	938,135
Total	$60,053,504	$938,135	$–	$60,991,639

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments.  There were no transfers into or out of Level I and 2 during the period.  There were no Level 3 securities held during the period.  It is the Funds' policy to recognize transfers into and out of levels at the end of the reporting period.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	September 27, 2016

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	September 27, 2016